OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 18—OTHER EXPENSES:
a. Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:
	Year ended December 31,
	2015	2014	2013

	(U.S. $ in millions)
Impairment of long-lived assets (see notes 6 and 8)	$361	$387	$524
Contingent consideration (see note 3)	399	(20)	36
Acquisition costs	211	13	27
Restructuring	183	246	201
Other	(23)	24	-
Total	$1,131	$650	$788